SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
The following table summarizes the issuance of our common shares during 2014:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (in thousands of $)	Net Proceeds (in thousands of $)
June 2014	12,650,000	$54.00	683,100	660,947
As at December 31, 2014 and 2013, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2014	2013
150,000,000 (2013: 100,000,000) common shares of $1.00 each	150,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2014	2013
93,414,672 (2013: 80,579,295) outstanding issued common shares of $1.00 each	93,415	80,580

Weighted average assumptions used
The weighted average assumptions used are noted in the table below:

	2014	2013	2012
Risk free interest rate	1.8%	2.0%	2.0%
Expected volatility of common stock	50.0%	56.9%	56.9%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.5 years	2.6 years	2.6 years

Summary of stock option activity
A summary of option activity as at December 31, 2014, 2013 and 2012, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2011	849	$10.11	1.2
Exercised during the year	(267)	$1.54
Forfeited during the year	(1)	$8.54
Options outstanding at December 31, 2012	581	$7.86	0.8
Exercised during the year	(76)	$8.01
Forfeited during the year	(7)	$6.58
Options outstanding at December 31, 2013	498	$6.36	0.3
Exercised during the year	(185)	$7.20
Issued during the year
- Pre-October 2014 awards	20	$36.86
- October 20, 2014 awards	1,750	$58.50
- Post-October 20, 2014 awards	23	$58.50
Options outstanding at December 31, 2014	2,106	$49.75	4.4

Options exercisable at:
December 31, 2014	317	$4.09	1.83
December 31, 2013	409	$6.50	0.1
December 31, 2012	323	$8.46	0.3